January 15, 2019

DREYFUS INVESTMENT FUNDS

-Dreyfus Diversified Emerging Markets Fund

Supplement to Current Summary Prospectus and Prospectus

Effective January 15, 2019, Michelle Y. Chan, CFA no longer serves as a portfolio manager of the fund.  All references to Ms. Chan are deleted as of January 15, 2019.

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